Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets	Intangible assets consisted of the following as of June 30, 2024 and 2023:
	2024	2023
Customer relationships	$7,748,590	$7,748,590
Copyrights and trademarks	242,556	242,556
Software	16,756	35,556
Senior care service app	42,094	41,518
Less: accumulated amortization	(1,496,090)	(1,485,359)
Less: impairment	(6,551,529)	(6,551,529)
Intangible assets, net	$2,377	$31,332

Schedule of Estimated Future Amortization Expense	Estimated future amortization expense is as follows as of June 30, 2024:
Years ending June 30,	Amortization expense

2025	$2,377
$2,377